ACQUISITIONS - SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED IN BUSINESS ACQUISTION (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,881.5	$ 1,136.4	$ 930.8
Vestcom
Business Acquisition [Line Items]
Cash and cash equivalents	24.3
Trade accounts receivable	98.7
Other current assets	28.5
Property, plant and equipment	56.3
Goodwill	756.6
Other intangibles resulting from business acquisition	727.0
Other assets	22.7
Total assets	1,714.1
Current liabilities	47.5
Other liabilities	17.2
Deferred and non-current income tax liabilities	184.3
Total liabilities	249.0
Net assets acquired	$ 1,465.1